Debt - Reconciliation of Movements of Assets, Liabilities and Equity to Cash Flows Arising From Financing Activities (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Reconciliation of movements of assets, liabilities and equity to cash flows arising from financing activities [line items]
Beginning Balance		R$ 124,025	R$ 289,002	R$ 245,007
Changes from financing cash flows
Proceeds from debt	$ 48,363	159,984	162,631	172,652
Payments of debt	(51,529)	(170,459)	(102,552)	(180,027)
Payments of interest	(33,443)	(110,631)	(107,286)	(79,722)
Proceeds from issuance of common shares	127,922	423,166		146,194
Total from financing cash flows	91,313	302,060	(47,207)	59,097
Other changes
Cash flows from investing activities	(14,805)	(48,977)	(64,553)	(31,967)
Effect of changes in foreign exchange rates	2,036	6,736	(5,143)	2,656
Ending balance	297,624	984,542
Ending Balance	146,116	483,349	124,025	289,002
Share capital [member]
Reconciliation of movements of assets, liabilities and equity to cash flows arising from financing activities [line items]
Beginning Balance	43	141	141	130
Changes from financing cash flows
Proceeds from issuance of common shares	25	84
Total from financing cash flows	25	84
Other changes
Non-cash investing and financing activities	6	19
Total from other changes	6	19
Ending Balance	74	244	141	141
Additional paid-in capital [member]
Reconciliation of movements of assets, liabilities and equity to cash flows arising from financing activities [line items]
Beginning Balance	248,485	821,988	821,988	675,805
Changes from financing cash flows
Proceeds from issuance of common shares	127,897	423,082
Total from financing cash flows	127,897	423,082
Other changes
Non-cash investing and financing activities	30,541	101,030
Effect of changes in foreign exchange rates	(179)	(593)
Total from other changes	30,362	100,437
Ending Balance	406,744	1,345,507	821,988	R$ 821,988
Trade accounts receivable1 [member]
Reconciliation of movements of assets, liabilities and equity to cash flows arising from financing activities [line items]
Beginning Balance	64,690	213,994
Changes from financing cash flows
Payments of interest	(2,166)	(7,166)
Total from financing cash flows	(2,166)	(7,166)
Other changes
Adjustments to reconcile net loss to net cash used in operating activities	(5,525)	(18,277)
Changes in operating assets and liabilities	(22,506)	(74,450)
Cash flows from investing activities	(626)	(2,071)
Effect of changes in foreign exchange rates	344	1,138
Total from other changes	(28,313)	(93,660)
Ending balance	34,210	113,168	213,994
Long term debt [member]
Reconciliation of movements of assets, liabilities and equity to cash flows arising from financing activities [line items]
Beginning balance	117,105	387,382
Changes from financing cash flows
Proceeds from debt	48,363	159,984
Payments of debt	(51,529)	(170,459)
Payments of interest	(14,091)	(46,613)
Total from financing cash flows	(17,258)	(57,088)
Other changes
Adjustments to reconcile net loss to net cash used in operating activities	15,199	50,277
Non-cash investing and financing activities	(28,462)	(94,151)
Effect of changes in foreign exchange rates	(136)	(449)
Total from other changes	(13,399)	(44,323)
Ending balance	86,448	285,971	387,382
Reverse factoring [member]
Reconciliation of movements of assets, liabilities and equity to cash flows arising from financing activities [line items]
Beginning balance	8,424	27,867
Changes from financing cash flows
Payments of interest	(277)	(916)
Total from financing cash flows	(277)	(916)
Other changes
Adjustments to reconcile net loss to net cash used in operating activities	277	916
Changes in operating assets and liabilities	36,596	121,061
Total from other changes	36,873	121,977
Ending balance	45,021	148,928	27,867
Trade accounts payable [member]
Reconciliation of movements of assets, liabilities and equity to cash flows arising from financing activities [line items]
Beginning balance	101,400	335,430
Changes from financing cash flows
Payments of interest	(16,909)	(55,936)
Total from financing cash flows	(16,909)	(55,936)
Other changes
Adjustments to reconcile net loss to net cash used in operating activities	16,318	53,981
Changes in operating assets and liabilities	10,366	34,290
Effect of changes in foreign exchange rates	(583)	(1,930)
Total from other changes	26,101	86,341
Ending balance	$ 110,591	R$ 365,835	R$ 335,430